Trade and Other Payables	12 Months Ended
Dec. 31, 2018
TRADE AND OTHER PAYABLES
TRADE AND OTHER PAYABLES

22.   TRADE AND OTHER PAYABLES

The breakdown of trade and other payables as of December 31, 2018 and 2017 is as follows:

	Balance as of
	12-31-2018		12-31-2017
	Current	Non-current	Current	Non-current
Trade and other payables	ThCh$	ThCh$	ThCh$	ThCh$
Trade payables	106,415,197	—	94,132,901	—
Other payables	168,916,421	450,421	215,750,627	632,643
Total trade and other payables	275,331,618	450,421	309,883,528	632,643

The detail of trade and other payables as of December 31, 2018 and 2017 is as follows:

	Balance as of
	12-31-2018		12-31-2017
	Current	Non-current	Current	Non-current
Trade and other payables	ThCh$	ThCh$	ThCh$	ThCh$
Energy suppliers	66,627,358	—	80,832,851	—
Fuel and gas suppliers	39,787,839	—	13,300,050	—
Payables to tax authorities other than Corporate Income Tax	1,547,674	—	2,353,000	—
Payables for goods and services	32,379,106	6,765	56,004,450	5,431
Asset Purchases	111,336,945	—	90,585,971	—
Deposits in guarantee	183,514	—	194,193
Dividends payable to non-controlling interests	9,357,160	—	53,139,347	—
Mitsubishi contract (LTSA)	710,477	—	1,227,656	—
Other employee Benefits	12,745,222	—	11,741,237	—
Other payables	656,323	443,656	504,773	627,212
Total trade and other payables	275,331,618	450,421	309,883,528	632,643

See Note 20.4 for the description of the liquidity risk management policy.

The detail of payments due and paid as of December 31, 2018 and 2017 is presented in Appendix 6.